Average Annual Total Returns{- Fidelity Managed Retirement 2015 Fund} - 07.31 Fidelity Managed Retirement Funds Z6 Combo PRO-03 - Fidelity Managed Retirement 2015 Fund	Fidelity Advisor Managed Retirement 2015 Fund: Class Z6 Return Before Taxes Past 1 year	Fidelity Advisor Managed Retirement 2015 Fund: Class Z6 Return Before Taxes Past 5 years	Fidelity Advisor Managed Retirement 2015 Fund: Class Z6 Return Before Taxes Past 10 years	LB001 Past 1 year	LB001 Past 5 years	LB001 Past 10 years	IXZNI Past 1 year	IXZNI Past 5 years	IXZNI Past 10 years
Total	14.42%	5.73%	7.37%	8.72%	3.05%	3.75%	14.81%	6.05%	7.72%